Loans, allowance for loan losses and credit quality (Details 5) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Gross impaired loans.
Gross impaired loan details
Recorded investment	1,718	1,863
Unpaid principal balance	1,654	1,748
Associated specific allowance	650	749
Average recorded investment	2,023	2,051
Interest income recognized	18	18
Interest income recognized on a cash basis	13	12
Gross impaired loans. | Consumer
Gross impaired loan details
Recorded investment	665	680
Unpaid principal balance	637	644
Associated specific allowance	222	210
Average recorded investment	697	769
Interest income recognized	4	11
Interest income recognized on a cash basis	1	6
Gross impaired loans. | Corporate and institutional
Gross impaired loan details
Recorded investment	1,053	1,183
Unpaid principal balance	1,017	1,104
Associated specific allowance	428	539
Average recorded investment	1,326	1,282
Interest income recognized	14	7
Interest income recognized on a cash basis	12	6
Gross impaired loans with a specific allowance
Gross impaired loan details
Recorded investment	1,547	1,651
Unpaid principal balance	1,483	1,537
Associated specific allowance	650	749
Average recorded investment	1,664	1,661
Interest income recognized	12	18
Interest income recognized on a cash basis	8	12
Gross impaired loans with a specific allowance | Consumer
Gross impaired loan details
Recorded investment	605	634
Unpaid principal balance	577	598
Associated specific allowance	222	210
Average recorded investment	580	654
Interest income recognized	4	11
Interest income recognized on a cash basis	1	6
Gross impaired loans with a specific allowance | Mortgages
Gross impaired loan details
Recorded investment	217	270
Unpaid principal balance	206	256
Associated specific allowance	41	50
Average recorded investment	222	275
Interest income recognized	1	2
Interest income recognized on a cash basis	0	2
Gross impaired loans with a specific allowance | Loans collateralized by securities
Gross impaired loan details
Recorded investment	85	60
Unpaid principal balance	83	52
Associated specific allowance	50	50
Average recorded investment	82	60
Interest income recognized	1	1
Interest income recognized on a cash basis	0	0
Gross impaired loans with a specific allowance | Consumer finance
Gross impaired loan details
Recorded investment	303	304
Unpaid principal balance	288	290
Associated specific allowance	131	110
Average recorded investment	276	319
Interest income recognized	2	8
Interest income recognized on a cash basis	1	4
Gross impaired loans with a specific allowance | Corporate and institutional
Gross impaired loan details
Recorded investment	942	1,017
Unpaid principal balance	906	939
Associated specific allowance	428	539
Average recorded investment	1,084	1,007
Interest income recognized	8	7
Interest income recognized on a cash basis	7	6
Gross impaired loans with a specific allowance | Real estate.
Gross impaired loan details
Recorded investment	46	80
Unpaid principal balance	38	67
Associated specific allowance	20	34
Average recorded investment	47	77
Interest income recognized	1	1
Interest income recognized on a cash basis	1	1
Gross impaired loans with a specific allowance | Commercial and industrial loans
Gross impaired loan details
Recorded investment	734	794
Unpaid principal balance	709	733
Associated specific allowance	318	407
Average recorded investment	871	771
Interest income recognized	7	6
Interest income recognized on a cash basis	6	5
Gross impaired loans with a specific allowance | Financial institutions
Gross impaired loan details
Recorded investment	156	137
Unpaid principal balance	154	135
Associated specific allowance	84	92
Average recorded investment	160	153
Interest income recognized	0	0
Interest income recognized on a cash basis	0	0
Gross impaired loans with a specific allowance | Governments and public institutions
Gross impaired loan details
Recorded investment	6	6
Unpaid principal balance	5	4
Associated specific allowance	6	6
Average recorded investment	6	6
Interest income recognized	0	0
Interest income recognized on a cash basis	0	0
Gross impaired loans without specific allowance
Gross impaired loan details
Recorded investment	171	212
Unpaid principal balance	171	211
Average recorded investment	359	390
Interest income recognized	6	0
Interest income recognized on a cash basis	5	0
Gross impaired loans without specific allowance | Consumer
Gross impaired loan details
Recorded investment	60	46
Unpaid principal balance	60	46
Average recorded investment	117	115
Interest income recognized	0	0
Interest income recognized on a cash basis	0	0
Gross impaired loans without specific allowance | Mortgages
Gross impaired loan details
Recorded investment	46	34
Unpaid principal balance	46	34
Average recorded investment	94	98
Interest income recognized	0	0
Interest income recognized on a cash basis	0	0
Gross impaired loans without specific allowance | Loans collateralized by securities
Gross impaired loan details
Recorded investment	1	0
Unpaid principal balance	1	0
Average recorded investment	4	3
Interest income recognized	0	0
Interest income recognized on a cash basis	0	0
Gross impaired loans without specific allowance | Consumer finance
Gross impaired loan details
Recorded investment	13	12
Unpaid principal balance	13	12
Average recorded investment	19	14
Interest income recognized	0	0
Interest income recognized on a cash basis	0	0
Gross impaired loans without specific allowance | Corporate and institutional
Gross impaired loan details
Recorded investment	111	166
Unpaid principal balance	111	165
Average recorded investment	242	275
Interest income recognized	6	0
Interest income recognized on a cash basis	5	0
Gross impaired loans without specific allowance | Real estate.
Gross impaired loan details
Recorded investment	15	3
Unpaid principal balance	15	3
Average recorded investment	74	14
Interest income recognized	5	0
Interest income recognized on a cash basis	5	0
Gross impaired loans without specific allowance | Commercial and industrial loans
Gross impaired loan details
Recorded investment	80	157
Unpaid principal balance	80	156
Average recorded investment	149	255
Interest income recognized	1	0
Interest income recognized on a cash basis	0	0
Gross impaired loans without specific allowance | Financial institutions
Gross impaired loan details
Recorded investment	16	6
Unpaid principal balance	16	6
Average recorded investment	19	6
Interest income recognized	0	0
Interest income recognized on a cash basis	0	0